Note 5 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Current Income Tax Expense (Benefit)	$ 0	$ 0
Unrecognized Tax Benefits	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0